Prepaid and Other Current Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Prepaid and Other Current Assets [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following:

	June 30,	December 31,
	2026	2025
Prepaid consulting and marketing services	$2,143	$4,336
Deposits	37	37
VAT and taxes	179	40
Prepaid expenses	243	217
Settlement receivable	-	173
Other receivable	470	470
Prepaid and other current assets	$3,071	$5,273

Prepaid expenses and other current assets consisted of the following:

	December 31,
	2025	2024
Prepaid consulting and marketing services	$4,336,250	$-
Deposits	37,642	-
VAT and taxes	39,667	-
Prepaid expenses	216,959	-
Settlement receivable	172,564	-
Other receivable	469,721
Prepaid and other current assets	$5,272,803	$-